NON-CURRENT ASSETS HELD FOR SALE (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) ha
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Estimate of positive impact on earnings in the future	$ 130,000
Share Purchase Agreement [Member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Net deferred tax assets	78,061
Deferred tax relating to items credited (charged) directly to equity	57,110
Deferred tax (expense) income recognised in profit or loss	$ 135,171
Project Sucuri [Member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Area of land used for agriculture | ha	85,000
Liabilities incurred	$ 1,160,000
Florestal Vale do Corisco S.A. [Member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Proportion of ownership interest in associate	49.00%